INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2020
INVESTMENTS
Schedule of information about cost and fair value of available-for-sale investments

Unrealized gains in
accumulated other
		comprehensive	Impact of
	Cost	income	exchange rate	Fair value
	RMB	RMB	RMB	RMB
Available-for-sale investments:
Debt securities	460,027	1,014	(50)	460,991

Unrealized gains in
accumulated other
		comprehensive	Impact of
	Cost	income	exchange rate	Fair value
	RMB	RMB	RMB	RMB
Available-for-sale investments:
Debt securities	171,189	4,559	(233)	175,515